ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Equity [Abstract]
Opening Balance	¥ 50,464		¥ 28,189	¥ 7,065
Foreign currency translation adjustments, net of tax of nil	(10,424)	$ (1,602)	22,275	21,124
Closing Balance	¥ 40,040	$ 6,154	¥ 50,464	¥ 28,189